Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Contributed surplus	Deficit	Cumulative translation adjustment
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021		190,002,712
Beginning balance at Dec. 31, 2021	$ 368,681,834	$ 418,709,160	$ 122,637,796	$ (169,755,726)	$ (2,909,396)
Share-based compensation	7,157,640		7,157,640
Shares issued pursuant to exercise of stock options and warrants (in shares)		300
Shares issued pursuant to exercise of stock options and warrants	3,798	$ 3,798
Issuance of shares though "at-the-market" equity program (in shares)		0
Net earnings (loss)	39,613,259			39,613,259
Other comprehensive income (loss)
Foreign currency translation adjustment	(4,826,421)				(4,826,421)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2022		190,003,012
Ending balance at Jun. 30, 2022	410,630,110	$ 418,712,958	129,795,436	(130,142,467)	(7,735,817)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022		218,079,962
Beginning balance at Dec. 31, 2022	437,116,773	$ 475,950,194	134,365,664	(151,979,960)	(21,219,125)
Share-based compensation	3,470,553		3,470,553
Shares issued pursuant to exercise of stock options and warrants	33,149	$ 33,149
Issuance of shares though "at-the-market" equity program (in shares)		4,894,060
Issuance of shares through "at-the-market" equity program	8,617,953	$ 8,617,953
Issuance of shares though the December 2022 Offering (in shares)		2,952,755
Issuance of shares through the December 2022 Offering	4,175,836	$ 4,175,836
Net earnings (loss)	(27,371,031)			(27,371,031)
Other comprehensive income (loss)
Foreign currency translation adjustment	7,362,420				7,362,420
Number of shares outstanding at end of period (in shares) at Jun. 30, 2023		225,926,777
Ending balance at Jun. 30, 2023	$ 433,405,653	$ 488,777,132	$ 137,836,217	$ (179,350,991)	$ (13,856,705)